Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 133,826	$ 20,092
Short-term bank deposits	20,063	0
Restricted deposits	929	0
Short-term investments	0	14,602
Accounts receivable:
Trade, less allowance for doubtful accounts of $654 at December 31, 2012 and $1,089 at December 31, 2011	64,678	24,642
Other	22,934	1,589
Inventories	67,995	22,771
Net investment in sales-type leases, less allowance for doubtful accounts of $301 at December 31, 2012 and $230 at December 31, 2011	5,134	3,295
Prepaid expenses	2,751	3,259
Deferred income taxes	4,968	2,973
Total current assets	323,278	93,223
Non-current assets
Property, plant and equipment, net	62,070	39,669
Other assets
Goodwill	822,475	25,394
Other intangible assets, net	510,372	25,295
Net investment in sales-type leases	7,872	5,495
Long-term investments	1,634	32,581
Amounts funded in respect of employees rights upon retirement	2,628	0
Other non-current assets	1,184	113
Total other assets	1,346,165	88,878
Total assets	1,731,513	221,770
LIABILITIES AND EQUITY
Accounts payable	35,235	8,541
Other current liabilities	40,179	10,827
Deferred tax liabilities	945	0
Unearned revenues	18,068	9,769
Total current liabilities	94,427	29,137
Non-current liabilities
Employee rights upon retirement	4,188	0
Deferred tax liabilities	54,693	6,760
Unearned revenues - long-term	3,181	2,562
Other non-current liabilities	2,868	0
Total liabilities	159,357	38,459
Commitments and contingencies, see notes 12 and 17
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 60,000 shares; 38,372 and 21,246 shares issued and outstanding at December 31, 2012 and 2011, respectively	101	55
Additional paid-in capital	1,459,294	79,343
Retained earnings	112,503	104,012
Accumulated other comprehensive loss	(238)	(99)
Equity attributable to Stratasys Ltd.	1,571,660	183,311
Non-controlling interest	496	0
Total equity	1,572,156	183,311
Total liabilities and equity	$ 1,731,513	$ 221,770